Segment information (Tables)	6 Months Ended
Jun. 30, 2019
Segment information
Reporting Information by Segment
	Drybulk segment		Offshore support segment		Tanker segment		Gas Carrier segment		Tanker Pool Operations		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,	From June 7 to June 30,	Six-month period ended June 30,
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
Total Revenues	$45,329	$36,245	$-	$-	$21,147	$44,781	$20,883	$-	$-	$2,549	$87,359	$83,575
Income taxes	-	-	(2)	(2)	-	-	-	-	-	(72)	(2)	(74)
Net income/(loss)	$3,248	$(15,246)	$(2,886)	$(4,915)	$(387)	$9,552	$4,500	$(143)	$-	$(522)	$4,475	$(11,274)
	Drybulk segment		Offshore support segment		Tanker segment		Gas Carrier segment		Tanker Pool Operations		Total
	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19
Total assets	$663,235	$647,381	$17,771	$15,899	$296,256	$295,755	$43	$89	$34,000	$107,543	$1,011,305	$1,066,667